Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
September 30, 2024
EMC-NPRT3-1124
1.926211.113
Foreign Government and Government Agency Obligations - 45.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (b)		5,980,000	5,673,525
Angola Republic 8.75% 4/14/2032 (b)		2,570,000	2,304,159
Angola Republic 9.375% 5/8/2048 (b)		2,395,000	2,014,793
Angola Republic 9.5% 11/12/2025 (b)		7,565,000	7,697,388
TOTAL ANGOLA			17,689,865
ARGENTINA - 3.2%
Argentine Republic 0.75% 7/9/2030 (c)		52,619,815	32,282,783
Argentine Republic 1% 7/9/2029		8,025,564	5,212,604
Argentine Republic 3.5% 7/9/2041 (c)		11,065,000	5,045,640
Argentine Republic 4.125% 7/9/2035 (c)		34,047,842	16,342,964
Argentine Republic 5% 1/9/2038 (c)		16,906,530	8,875,928
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025		4,267,008	3,091,575
TOTAL ARGENTINA			70,851,494
ARMENIA - 0.1%
Republic of Armenia 3.6% 2/2/2031 (b)		2,505,000	2,133,164
BAHAMAS (NASSAU) - 0.1%
Bahamas Government International Bond 6% 11/21/2028 (b)		2,980,000	2,778,850
BAHRAIN - 0.2%
Kingdom of Bahrain 5.625% 5/18/2034 (b)		1,330,000	1,268,900
Kingdom of Bahrain 7.5% 2/12/2036 (b)		1,925,000	2,081,406
TOTAL BAHRAIN			3,350,306
BARBADOS - 0.2%
Barbados 6.5% 10/1/2029 (b)		3,535,000	3,378,134
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	3,510,000	3,492,021
Republic of Benin 7.96% 2/13/2038 (b)		2,710,000	2,685,441
TOTAL BENIN			6,177,462
BERMUDA - 0.7%
Bermuda 2.375% 8/20/2030 (b)		520,000	459,062
Bermuda 3.375% 8/20/2050 (b)		1,825,000	1,341,375
Bermuda 3.717% 1/25/2027 (b)		7,240,000	7,097,463
Bermuda 4.75% 2/15/2029 (b)		3,960,000	3,965,267
Bermuda 5% 7/15/2032 (b)		1,590,000	1,605,900
TOTAL BERMUDA			14,469,067
BRAZIL - 1.4%
Federative Republic of Brazil 3.875% 6/12/2030		6,525,000	6,095,851
Federative Republic of Brazil 6% 10/20/2033		3,180,000	3,232,343
Federative Republic of Brazil 7.125% 1/20/2037		6,165,000	6,790,748
Federative Republic of Brazil 7.125% 5/13/2054		835,000	865,610
Federative Republic of Brazil 8.25% 1/20/2034		11,540,000	13,610,622
TOTAL BRAZIL			30,595,174
CHILE - 1.3%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,134,835
Chilean Republic 2.75% 1/31/2027		2,635,000	2,548,539
Chilean Republic 3.1% 1/22/2061		6,730,000	4,468,720
Chilean Republic 3.5% 1/31/2034		2,180,000	1,999,060
Chilean Republic 4% 1/31/2052		1,910,000	1,576,705
Chilean Republic 4.34% 3/7/2042		2,615,000	2,383,573
Chilean Republic 5.33% 1/5/2054		4,770,000	4,829,625
TOTAL CHILE			28,941,057
COLOMBIA - 1.8%
Colombian Republic 3% 1/30/2030		8,400,000	7,194,600
Colombian Republic 3.125% 4/15/2031		5,855,000	4,830,375
Colombian Republic 3.25% 4/22/2032		2,805,000	2,259,428
Colombian Republic 4.125% 5/15/2051		2,355,000	1,481,295
Colombian Republic 5% 6/15/2045		9,490,000	6,965,660
Colombian Republic 5.2% 5/15/2049		6,915,000	5,113,643
Colombian Republic 6.125% 1/18/2041		440,000	386,376
Colombian Republic 7.375% 9/18/2037		1,475,000	1,495,104
Colombian Republic 7.5% 2/2/2034		2,055,000	2,130,008
Colombian Republic 8% 11/14/2035		2,860,000	3,044,470
Colombian Republic 8% 4/20/2033		1,530,000	1,642,195
Colombian Republic 8.75% 11/14/2053		2,695,000	2,950,028
TOTAL COLOMBIA			39,493,182
COSTA RICA - 0.3%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		2,610,000	2,440,350
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		1,370,000	1,419,320
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		3,030,000	3,347,090
TOTAL COSTA RICA			7,206,760
COTE D'IVOIRE - 0.8%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	8,785,000	9,265,624
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		5,285,000	5,285,000
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		2,790,000	2,864,981
TOTAL COTE D'IVOIRE			17,415,605
DOMINICAN REPUBLIC - 2.3%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		2,550,000	2,439,228
Dominican Republic International Bond 4.875% 9/23/2032 (b)		12,965,000	12,357,266
Dominican Republic International Bond 5.875% 1/30/2060 (b)		2,970,000	2,787,159
Dominican Republic International Bond 5.95% 1/25/2027 (b)		6,155,000	6,237,708
Dominican Republic International Bond 6% 7/19/2028 (b)		3,955,000	4,052,609
Dominican Republic International Bond 6.5% 2/15/2048 (b)		2,135,000	2,197,716
Dominican Republic International Bond 6.6% 6/1/2036 (b)		2,112,000	2,239,776
Dominican Republic International Bond 6.85% 1/27/2045 (b)		3,300,000	3,513,312
Dominican Republic International Bond 6.875% 1/29/2026 (b)		7,160,000	7,292,013
Dominican Republic International Bond 7.05% 2/3/2031 (b)		2,795,000	3,011,724
Dominican Republic International Bond 7.45% 4/30/2044 (b)		3,510,000	3,978,269
TOTAL DOMINICAN REPUBLIC			50,106,780
ECUADOR - 0.5%
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		7,555,000	4,295,017
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		10,005,000	7,268,633
TOTAL ECUADOR			11,563,650
EGYPT - 1.5%
Arab Republic of Egypt 7.5% 1/31/2027 (b)		7,330,000	7,300,222
Arab Republic of Egypt 7.5% 2/16/2061 (b)		5,040,000	3,650,875
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		2,520,000	2,433,375
Arab Republic of Egypt 7.903% 2/21/2048 (b)		4,675,000	3,582,219
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,100,000	5,731,031
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		4,745,000	3,887,958
Arab Republic of Egypt Treasury Bills 0% 1/14/2025	EGP	89,350,000	1,707,033
Arab Republic of Egypt Treasury Bills 0% 12/10/2024	EGP	72,600,000	1,423,850
Arab Republic of Egypt Treasury Bills 0% 3/18/2025	EGP	146,850,000	2,680,712
TOTAL EGYPT			32,397,275
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (b)		2,770,000	62,325
El Salvador Republic 6.375% 1/18/2027 (b)		780,000	748,800
El Salvador Republic 7.1246% 1/20/2050 (b)		3,170,000	2,409,200
El Salvador Republic 7.625% 2/1/2041 (b)		935,000	761,735
El Salvador Republic 7.65% 6/15/2035 (b)		1,490,000	1,286,615
El Salvador Republic 9.25% 4/17/2030 (b)		2,770,000	2,749,952
TOTAL EL SALVADOR			8,018,627
GABON - 0.3%
Gabon Government International Bond 6.625% 2/6/2031 (b)		4,070,000	3,142,803
Gabon Government International Bond 7% 11/24/2031 (b)		3,880,000	2,982,750
TOTAL GABON			6,125,553
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		3,890,000	3,678,870
GHANA - 0.3%
Ghana Republic 10.75% 10/14/2030 (b)		4,545,000	3,084,919
Ghana Republic 7.75% (b)(d)		3,290,000	1,747,813
Ghana Republic 8.627% (b)(d)		2,150,000	1,136,812
TOTAL GHANA			5,969,544
GUATEMALA - 0.3%
Republic of Guatemala 4.9% 6/1/2030 (b)		2,510,000	2,448,034
Republic of Guatemala 5.375% 4/24/2032 (b)		1,340,000	1,329,950
Republic of Guatemala 6.125% 6/1/2050 (b)		2,420,000	2,313,369
Republic of Guatemala 6.6% 6/13/2036 (b)		1,465,000	1,533,123
TOTAL GUATEMALA			7,624,476
HUNGARY - 0.8%
Hungary Government 2.125% 9/22/2031 (b)		2,190,000	1,814,414
Hungary Government 3.125% 9/21/2051 (b)		3,170,000	2,118,432
Hungary Government 5.25% 6/16/2029 (b)		2,880,000	2,920,666
Hungary Government 5.5% 6/16/2034 (b)		6,825,000	6,957,610
Hungary Government 6.125% 5/22/2028 (b)		2,280,000	2,377,037
Hungary Government 6.75% 9/25/2052 (b)		1,450,000	1,634,512
TOTAL HUNGARY			17,822,671
INDONESIA - 2.3%
Indonesia Government 3.2% 9/23/2061		3,110,000	2,175,056
Indonesia Government 4.35% 1/11/2048		3,895,000	3,600,187
Indonesia Government 5.125% 1/15/2045 (b)		9,205,000	9,432,248
Indonesia Government 5.25% 1/17/2042 (b)		3,765,000	3,914,423
Indonesia Government 5.95% 1/8/2046 (b)		4,305,000	4,805,456
Indonesia Government 6.625% 2/17/2037 (b)		821,000	959,544
Indonesia Government 6.75% 1/15/2044 (b)		3,510,000	4,280,006
Indonesia Government 7.75% 1/17/2038 (b)		8,515,000	10,923,149
Indonesia Government 8.5% 10/12/2035 (b)		8,850,000	11,651,579
TOTAL INDONESIA			51,741,648
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,415,269
Israel Government 5.75% 3/12/2054		2,975,000	2,828,808
TOTAL ISRAEL			7,244,077
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,456,843
JORDAN - 0.5%
Jordan Government 4.95% 7/7/2025 (b)		6,345,000	6,259,723
Jordan Government 7.375% 10/10/2047 (b)		1,240,000	1,136,150
Jordan Government 7.5% 1/13/2029 (b)		1,060,000	1,074,310
Jordan Government 7.75% 1/15/2028 (b)		3,150,000	3,231,711
TOTAL JORDAN			11,701,894
KENYA - 0.3%
Republic of Kenya Infrastructure Bond 6.3% 1/23/2034 (b)		1,785,000	1,455,891
Republic of Kenya Infrastructure Bond 7.25% 2/28/2028 (b)		1,010,000	970,862
Republic of Kenya Infrastructure Bond 9.75% 2/16/2031 (b)		3,280,000	3,300,500
TOTAL KENYA			5,727,253
LEBANON - 0.1%
Lebanon Republic 5.8% (d)(e)		7,047,000	550,547
Lebanon Republic 6.375% (d)		8,768,000	679,958
TOTAL LEBANON			1,230,505
MEXICO - 1.9%
United Mexican States 3.5% 2/12/2034		6,340,000	5,389,000
United Mexican States 3.75% 4/19/2071		8,735,000	5,549,455
United Mexican States 4.875% 5/19/2033		3,425,000	3,281,150
United Mexican States 5.75% 10/12/2110		9,315,000	8,057,475
United Mexican States 6% 5/7/2036		5,760,000	5,863,680
United Mexican States 6.05% 1/11/2040		7,390,000	7,477,793
United Mexican States 6.338% 5/4/2053		2,810,000	2,793,316
United Mexican States 6.35% 2/9/2035		4,445,000	4,658,360
TOTAL MEXICO			43,070,229
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (b)		840,000	887,250
MONTENEGRO - 0.2%
Republic of Montenegro 7.25% 3/12/2031 (b)		3,630,000	3,783,368
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		4,725,000	5,122,195
NIGERIA - 1.3%
Republic of Nigeria 6.125% 9/28/2028 (b)		9,790,000	8,881,366
Republic of Nigeria 6.5% 11/28/2027 (b)		2,250,000	2,110,781
Republic of Nigeria 7.143% 2/23/2030 (b)		3,580,000	3,249,969
Republic of Nigeria 7.625% 11/21/2025 (b)		4,945,000	4,946,545
Republic of Nigeria 7.696% 2/23/2038 (b)		2,730,000	2,224,950
Republic of Nigeria 7.875% 2/16/2032 (b)		1,590,000	1,431,000
Republic of Nigeria Treasury Bills 0% 3/6/2025	NGN	6,029,985,000	3,275,221
Republic of Nigeria Treasury Bills 0% 4/10/2025	NGN	1,931,500,000	1,024,678
Republic of Nigeria Treasury Bills 0% 5/20/2025	NGN	1,174,705,000	606,218
TOTAL NIGERIA			27,750,728
OMAN - 1.5%
Oman Sultanate 5.375% 3/8/2027 (b)		1,305,000	1,320,497
Oman Sultanate 5.625% 1/17/2028 (b)		9,545,000	9,774,677
Oman Sultanate 6% 8/1/2029 (b)		5,535,000	5,803,102
Oman Sultanate 6.25% 1/25/2031 (b)		3,525,000	3,758,531
Oman Sultanate 6.5% 3/8/2047 (b)		1,235,000	1,301,767
Oman Sultanate 6.75% 1/17/2048 (b)		9,450,000	10,241,438
Oman Sultanate 7% 1/25/2051 (b)		1,060,000	1,184,549
TOTAL OMAN			33,384,561
PAKISTAN - 0.6%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		7,395,000	6,914,325
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		3,400,000	3,081,250
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		4,895,000	4,142,394
TOTAL PAKISTAN			14,137,969
PANAMA - 1.2%
Panamanian Republic 2.252% 9/29/2032		4,345,000	3,356,513
Panamanian Republic 3.298% 1/19/2033		4,585,000	3,821,598
Panamanian Republic 3.87% 7/23/2060		6,150,000	3,866,813
Panamanian Republic 4.5% 4/16/2050		8,075,000	5,934,641
Panamanian Republic 4.5% 5/15/2047		2,510,000	1,898,814
Panamanian Republic 6.853% 3/28/2054		1,865,000	1,884,582
Panamanian Republic 7.875% 3/1/2057		2,695,000	3,040,364
Panamanian Republic 8% 3/1/2038		2,860,000	3,221,790
TOTAL PANAMA			27,025,115
PARAGUAY - 0.5%
Republic of Paraguay 2.739% 1/29/2033 (b)		2,485,000	2,116,909
Republic of Paraguay 4.95% 4/28/2031 (b)		5,285,000	5,270,136
Republic of Paraguay 5.4% 3/30/2050 (b)		2,220,000	2,070,150
Republic of Paraguay 6% 2/9/2036 (b)		1,860,000	1,960,440
TOTAL PARAGUAY			11,417,635
PERU - 0.6%
Peruvian Republic 2.783% 1/23/2031		6,570,000	5,863,725
Peruvian Republic 3% 1/15/2034		4,535,000	3,881,960
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,197,637
TOTAL PERU			12,943,322
PHILIPPINES - 0.8%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,342,047
Philippine Republic 2.95% 5/5/2045		1,655,000	1,223,666
Philippine Republic 5.5% 1/17/2048		1,885,000	2,010,748
Philippine Republic 5.6% 5/14/2049		2,820,000	3,046,481
Philippine Republic 5.609% 4/13/2033		3,005,000	3,220,984
Philippine Republic 5.95% 10/13/2047		4,915,000	5,532,447
TOTAL PHILIPPINES			17,376,373
POLAND - 0.8%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		1,780,000	1,820,228
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		1,630,000	1,747,034
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		4,670,000	5,013,058
Republic of Poland 5.5% 3/18/2054		2,745,000	2,794,602
Republic of Poland 5.5% 4/4/2053		2,005,000	2,056,228
Republic of Poland 5.75% 11/16/2032		4,200,000	4,512,438
TOTAL POLAND			17,943,588
QATAR - 1.8%
State of Qatar 4.4% 4/16/2050 (b)		12,865,000	11,900,125
State of Qatar 4.625% 6/2/2046 (b)		5,790,000	5,615,895
State of Qatar 4.817% 3/14/2049 (b)		8,905,000	8,796,470
State of Qatar 5.103% 4/23/2048 (b)		9,945,000	10,230,223
State of Qatar 9.75% 6/15/2030 (b)		3,280,000	4,252,487
TOTAL QATAR			40,795,200
ROMANIA - 0.7%
Romanian Republic 2% 4/14/2033 (e)	EUR	1,290,000	1,117,366
Romanian Republic 3% 2/27/2027 (b)		2,536,000	2,431,390
Romanian Republic 3.375% 1/28/2050 (e)	EUR	1,755,000	1,324,917
Romanian Republic 3.625% 3/27/2032 (b)		4,866,000	4,326,179
Romanian Republic 4% 2/14/2051 (b)		1,450,000	1,052,700
Romanian Republic 6.625% 2/17/2028 (b)		2,190,000	2,287,455
Romanian Republic 7.125% 1/17/2033 (b)		775,000	847,898
Romanian Republic 8% 4/29/2030	RON	10,700,000	2,552,646
TOTAL ROMANIA			15,940,551
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		5,740,000	4,748,056
SAUDI ARABIA - 1.7%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		7,350,000	6,139,547
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		10,930,000	7,416,333
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		3,315,000	3,248,700
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		5,025,000	3,707,508
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		6,645,000	5,855,906
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,345,000	1,972,731
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,095,000	2,768,091
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		3,580,000	3,315,975
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		2,960,000	3,015,500
TOTAL SAUDI ARABIA			37,440,291
SENEGAL - 0.1%
Republic of Senegal 6.25% 5/23/2033 (b)		3,030,000	2,608,641
SERBIA - 0.6%
Republic of Serbia 2.125% 12/1/2030 (b)		7,890,000	6,592,095
Republic of Serbia 6% 6/12/2034 (b)		3,250,000	3,345,875
Republic of Serbia 6.5% 9/26/2033 (b)		4,090,000	4,369,265
TOTAL SERBIA			14,307,235
SOUTH AFRICA - 0.8%
South African Republic 4.85% 9/27/2027		2,690,000	2,687,902
South African Republic 4.85% 9/30/2029		2,510,000	2,434,700
South African Republic 5% 10/12/2046		3,845,000	2,965,456
South African Republic 5.65% 9/27/2047		1,905,000	1,585,913
South African Republic 5.75% 9/30/2049		5,505,000	4,562,269
South African Republic 5.875% 4/20/2032		2,695,000	2,678,156
TOTAL SOUTH AFRICA			16,914,396
SRI LANKA - 0.4%
Sri Lanka Government International Bond 6.2% (b)(d)		2,485,000	1,386,158
Sri Lanka Government International Bond 6.825% (b)(d)		2,785,000	1,564,822
Sri Lanka Government International Bond 6.85% (b)(d)		2,320,000	1,304,999
Sri Lanka Government International Bond 7.55% (b)(d)		2,430,000	1,363,838
Sri Lanka Government International Bond 7.85% (b)(d)		5,440,000	3,066,800
TOTAL SRI LANKA			8,686,617
TURKEY - 4.2%
Turkish Republic 26.2% 10/5/2033	TRY	82,770,000	2,381,627
Turkish Republic 31.08% 11/8/2028	TRY	127,765,000	3,830,428
Turkish Republic 37% 2/18/2026	TRY	38,515,000	1,114,988
Turkish Republic 4.25% 4/14/2026		8,290,000	8,228,654
Turkish Republic 4.75% 1/26/2026		10,535,000	10,551,461
Turkish Republic 4.875% 10/9/2026		4,395,000	4,384,013
Turkish Republic 4.875% 4/16/2043		8,580,000	6,466,746
Turkish Republic 5.125% 2/17/2028		5,725,000	5,676,338
Turkish Republic 5.25% 3/13/2030		2,085,000	2,013,328
Turkish Republic 5.75% 5/11/2047		4,290,000	3,474,900
Turkish Republic 6% 1/14/2041		8,310,000	7,323,188
Turkish Republic 6% 3/25/2027		1,900,000	1,939,197
Turkish Republic 6.625% 2/17/2045		3,000,000	2,726,100
Turkish Republic 7.625% 5/15/2034		3,075,000	3,263,344
Turkish Republic 9.125% 7/13/2030		2,030,000	2,317,372
Turkish Republic 9.375% 1/19/2033		8,105,000	9,492,981
Turkish Republic 9.375% 3/14/2029		4,750,000	5,388,281
Turkish Republic 9.875% 1/15/2028		9,925,000	11,227,656
TOTAL TURKEY			91,800,602
UKRAINE - 0.8%
Ukraine Government 0% 2/1/2030 (b)(c)(g)		1,084,343	471,689
Ukraine Government 0% 2/1/2034 (b)(c)(g)		4,052,025	1,371,610
Ukraine Government 0% 2/1/2035 (b)(c)(g)		6,109,246	2,660,577
Ukraine Government 0% 2/1/2036 (b)(c)(g)		2,853,538	1,229,161
Ukraine Government 0% 8/1/2041 (b)(f)		3,920,000	2,745,960
Ukraine Government 1.75% 2/1/2029 (b)(c)		4,348,798	2,547,961
Ukraine Government 1.75% 2/1/2034 (b)(c)		6,075,034	2,691,240
Ukraine Government 1.75% 2/1/2035 (b)(c)		4,463,092	1,923,593
Ukraine Government 1.75% 2/1/2036 (b)(c)		3,088,793	1,316,444
TOTAL UKRAINE			16,958,235
UNITED ARAB EMIRATES - 1.7%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		4,675,000	3,325,093
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		21,570,000	15,773,063
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		6,905,000	5,791,569
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		3,745,000	3,988,425
Emirate of Dubai 3.9% 9/9/2050 (e)		7,425,000	5,726,531
Emirate of Dubai 5.25% 1/30/2043 (e)		3,180,000	3,180,000
TOTAL UNITED ARAB EMIRATES			37,784,681
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		7,425,000	7,399,013
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,125,664
Uruguay Republic 9.75% 7/20/2033	UYU	110,760,000	2,645,290
TOTAL URUGUAY			13,169,967
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,300,000	1,120,843
Republic of Uzbekistan 3.9% 10/19/2031 (b)		1,855,000	1,583,127
TOTAL UZBEKISTAN			2,703,970
VENEZUELA - 0.3%
Venezuela Republic 11.95% (d)(e)		13,520,000	2,142,920
Venezuela Republic 12.75% (d)(e)		2,600,000	416,000
Venezuela Republic 9.25% (d)		31,105,000	4,899,038
TOTAL VENEZUELA			7,457,958
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		714,768	352,023
Republic of Zambia 5.75% 6/30/2033 (b)(c)		761,359	668,093
TOTAL ZAMBIA			1,020,116
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,060,919,061)			995,068,635

Non-Convertible Corporate Bonds - 44.4%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.3%
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)		1,237,382	1,201,485
Provincia de Cordoba 6.99% 6/1/2027 (b)(c)		5,456,546	4,875,315
TOTAL ARGENTINA			6,076,800
AZERBAIJAN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		9,935,000	10,155,433
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)		2,515,000	2,667,484

TOTAL AZERBAIJAN			12,822,917
BAHRAIN - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		5,740,000	6,005,475
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		1,985,000	2,153,824

TOTAL BAHRAIN			8,159,299
BRAZIL - 5.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Sitios Latinoamerica SAB de CV 5.375% 4/4/2032 (b)		3,575,000	3,432,000
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.5%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		3,080,000	3,358,318
NBM US Holdings Inc 6.625% 8/6/2029 (b)		6,505,000	6,610,706
			9,969,024
Food Products - 0.2%
Adecoagro SA 6% 9/21/2027 (b)		2,265,000	2,258,635
Marb Bondco PLC 3.95% 1/29/2031 (b)		3,925,000	3,463,028
			5,721,663
Energy - 0.9%
Energy Equipment & Services - 0.4%
Guara Norte Sarl 5.198% 6/15/2034 (b)		4,476,151	4,248,897
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		5,545,000	5,916,792
			10,165,689
Oil, Gas & Consumable Fuels - 0.5%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		9,334,551	7,997,844
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		2,225,000	2,220,828
			10,218,672
TOTAL ENERGY			20,384,361

Financials - 0.6%
Banks - 0.2%
Banco do Brasil SA/Cayman 6% 3/18/2031 (b)		4,020,000	4,105,987
Financial Services - 0.4%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		2,870,000	3,000,513
Raizen Fuels Finance SA 5.7% 1/17/2035 (b)		2,885,000	2,870,431
Raizen Fuels Finance SA 6.95% 3/5/2054 (b)		3,465,000	3,699,581
			9,570,525
TOTAL FINANCIALS			13,676,512

Industrials - 0.8%
Aerospace & Defense - 0.5%
Embraer Netherlands Finance BV 5.4% 2/1/2027		1,875,000	1,899,469
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)		2,725,000	2,867,109
Embraer Netherlands Finance BV 7% 7/28/2030 (b)		4,705,000	5,124,686
			9,891,264
Passenger Airlines - 0.3%
Azul Secured Finance LLP 11.5% 5/28/2029 (b)		6,902,629	4,348,380
Azul Secured Finance LLP 11.93% 8/28/2028 (b)		2,850,000	2,757,375
			7,105,755
TOTAL INDUSTRIALS			16,997,019

Materials - 2.2%
Chemicals - 0.6%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		2,860,000	2,230,800
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		3,610,000	3,576,427
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		5,705,000	6,052,720
			11,859,947
Metals & Mining - 1.4%
CSN Inova Ventures 6.75% 1/28/2028 (b)		4,745,000	4,587,465
CSN Resources SA 5.875% 4/8/2032 (b)		3,790,000	3,219,605
CSN Resources SA 8.875% 12/5/2030 (b)		1,575,000	1,591,223
Nexa Resources SA 6.5% 1/18/2028 (b)		3,875,000	3,998,516
Nexa Resources SA 6.75% 4/9/2034 (b)		1,420,000	1,503,425
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(f)		10,184,380	9,486,750
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	5,093,470
			29,480,454
Paper & Forest Products - 0.2%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		3,055,000	3,128,320
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,155,608
			5,283,928
TOTAL MATERIALS			46,624,329

Utilities - 0.1%
Water Utilities - 0.1%
Aegea Finance Sarl 9% 1/20/2031 (b)		1,740,000	1,879,199
TOTAL BRAZIL			118,684,107
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)		5,220,000	5,060,790
CHILE - 2.1%
Communication Services - 0.5%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)		3,510,000	3,202,875
Wireless Telecommunication Services - 0.4%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		7,560,000	6,924,506
TOTAL COMMUNICATION SERVICES			10,127,381

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		1,885,000	1,980,193
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		1,195,000	1,268,946
			3,249,139
Materials - 1.4%
Metals & Mining - 1.3%
Antofagasta PLC 2.375% 10/14/2030 (b)		7,745,000	6,706,705
Antofagasta PLC 5.625% 5/13/2032 (b)		2,640,000	2,699,057
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		1,175,000	1,082,102
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		3,075,000	2,837,087
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		7,190,000	5,352,057
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		2,775,000	2,765,461
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		2,985,000	3,137,049
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		2,750,000	2,913,281
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		1,925,000	2,092,836
			29,585,635
Paper & Forest Products - 0.1%
Inversiones CMPC SA 3% 4/6/2031 (b)		2,340,000	2,077,475
TOTAL MATERIALS			31,663,110

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		1,688,750	1,757,195
TOTAL CHILE			46,796,825
CHINA - 2.6%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		2,605,000	2,521,093
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		5,400,000	4,885,478
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		1,960,000	1,938,562
			9,345,133
Consumer Discretionary - 1.5%
Broadline Retail - 1.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031		3,260,000	2,843,111
JD.com Inc 3.375% 1/14/2030		7,905,000	7,530,698
Prosus NV 2.031% 8/3/2032 (e)	EUR	2,295,000	2,199,247
Prosus NV 3.061% 7/13/2031 (b)		1,850,000	1,630,891
Prosus NV 3.68% 1/21/2030 (b)		4,055,000	3,816,769
Prosus NV 4.027% 8/3/2050 (b)		6,570,000	4,783,814
Prosus NV 4.193% 1/19/2032 (b)		2,005,000	1,882,194
			24,686,724
Hotels, Restaurants & Leisure - 0.3%
Meituan 3.05% 10/28/2030 (b)		3,705,000	3,373,866
Meituan 4.625% 10/2/2029 (b)		2,635,000	2,619,444
			5,993,310
TOTAL CONSUMER DISCRETIONARY			30,680,034

Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd 3.421% 11/2/2030 (b)		5,335,000	4,951,547
Lenovo Group Ltd 5.875% 4/24/2025 (e)		1,295,000	1,301,812
			6,253,359
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)		4,855,000	4,713,901
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		5,425,000	5,426,628
TOTAL CHINA			56,419,055
COLOMBIA - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		2,325,000	1,973,693
Energy - 1.5%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (b)		4,675,000	4,471,637
Oil, Gas & Consumable Fuels - 1.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		2,525,000	1,313,480
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,315,429
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,845,800
Ecopetrol SA 8.875% 1/13/2033		9,290,000	9,951,448
Geopark Ltd 5.5% 1/17/2027 (b)		4,900,000	4,661,860
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		5,380,000	5,092,170
			27,180,187
TOTAL ENERGY			31,651,824

Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (f)		2,800,000	2,979,200
Materials - 0.3%
Metals & Mining - 0.3%
Aris Mining Corp 6.875% 8/9/2026 (b)		6,700,000	6,639,700
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		10,370,000	8,918,200
Termocandelaria Power SA 7.75% 9/17/2031 (b)		4,150,000	4,238,395
			13,156,595
TOTAL COLOMBIA			56,401,012
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		4,075,000	4,472,313
CZECH REPUBLIC - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energo-Pro AS 8.5% 2/4/2027 (b)		4,600,000	4,634,500
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		2,840,000	2,965,741
GHANA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		1,360,000	1,314,525
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		10,990,000	10,852,625
Tullow Oil PLC 10.25% 5/15/2026 (b)		8,745,000	7,993,477
Tullow Oil PLC 7% 3/1/2025 (b)		1,285,000	1,216,869

TOTAL GHANA			21,377,496
GUATEMALA - 1.0%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
CT Trust 5.125% 2/3/2032 (b)		7,360,000	6,746,912
Millicom International Cellular SA 4.5% 4/27/2031 (b)		3,345,000	2,997,956
Millicom International Cellular SA 7.375% 4/2/2032 (b)		2,545,000	2,608,625
			12,353,493
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		5,695,000	5,521,303
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		5,270,000	5,190,950
TOTAL GUATEMALA			23,065,746
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		1,825,000	1,874,622
OTP Bank Nyrt 8.75% 5/15/2033 (e)(f)		2,150,000	2,284,375

TOTAL HUNGARY			4,158,997
INDIA - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		5,205,000	5,126,925
Shriram Finance Ltd 6.625% 4/22/2027 (b)		2,175,000	2,209,148
			7,336,073
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (b)		6,365,000	6,275,189
TOTAL INDIA			13,611,262
INDONESIA - 1.7%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Adaro Indonesia PT 4.25% 10/31/2024 (b)		5,325,000	5,306,043
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		6,620,000	6,610,865
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		5,210,000	5,506,866
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (b)		597,000	605,395
Pertamina Persero PT 4.175% 1/21/2050 (b)		2,365,000	1,959,899
			19,989,068
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		2,350,000	2,361,749
Freeport Indonesia PT 5.315% 4/14/2032 (b)		3,980,000	4,033,233
Freeport Indonesia PT 6.2% 4/14/2052 (b)		2,720,000	2,880,426
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		6,445,000	6,564,233
			15,839,641
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		1,940,000	1,973,343
TOTAL INDONESIA			37,802,052
ISRAEL - 1.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)		7,160,000	6,823,186
Energean PLC 6.5% 4/30/2027 (b)		5,725,000	5,660,720
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)		5,160,000	5,072,445
			17,556,351
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,854,759
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,788,607
			8,643,366
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(e)		3,070,000	2,698,057
TOTAL ISRAEL			28,897,774
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		2,020,000	2,083,630
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		3,745,000	3,258,150
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		685,000	689,733
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		1,885,000	1,739,497
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		6,950,000	6,026,693

TOTAL KAZAKHSTAN			11,714,073
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (b)		2,950,000	3,064,033
POSCO 5.875% 1/17/2033 (b)		1,750,000	1,859,867

TOTAL KOREA (SOUTH)			4,923,900
KUWAIT - 0.4%
Materials - 0.4%
Chemicals - 0.4%
MEGlobal BV 2.625% 4/28/2028 (b)		2,960,000	2,739,850
MEGlobal BV 4.25% 11/3/2026 (b)		2,425,000	2,394,445
MEGlobal Canada ULC 5% 5/18/2025 (b)		3,750,000	3,744,141

TOTAL KUWAIT			8,878,436
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		5,185,000	4,713,489
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		4,990,000	3,629,427
Petronas Capital Ltd 3.5% 4/21/2030 (b)		2,515,000	2,408,389
			6,037,816
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)		3,690,000	3,665,784
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		5,890,000	5,788,221
			9,454,005
TOTAL MALAYSIA			20,205,310
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)		5,485,000	5,505,569
MEXICO - 5.8%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (d)(e)		19,500,000	7,410,000
Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		4,945,000	4,129,075
Hotels, Restaurants & Leisure - 0.3%
Bimbo Bakeries USA Inc 5.375% 1/9/2036 (b)		1,845,000	1,902,080
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)		3,780,000	4,168,631
			6,070,711
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,465,699
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	17,108,533
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	10,396,282
Petroleos Mexicanos 6.75% 9/21/2047		8,402,000	6,007,430
Petroleos Mexicanos 6.875% 8/4/2026		4,835,000	4,797,771
Petroleos Mexicanos 6.95% 1/28/2060		5,655,000	4,046,718
Petroleos Mexicanos 7.69% 1/23/2050		39,799,000	30,899,944
Tierra Mojada Luxembourg II Sarl 5.75% 12/1/2040 (b)		2,770,304	2,614,474
			77,336,851
Financials - 0.2%
Banks - 0.2%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (b)		4,125,000	4,186,875
Industrials - 0.2%
Industrial Conglomerates - 0.2%
KUO SAB De CV 5.75% 7/7/2027 (b)		5,535,000	5,451,975
Materials - 0.9%
Chemicals - 0.8%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)		1,965,000	1,547,438
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		6,340,000	5,471,420
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)		6,640,000	6,293,475
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		3,435,000	2,899,140
			16,211,473
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (b)		3,785,000	2,893,632
TOTAL MATERIALS			19,105,105

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		3,075,000	3,282,563
TOTAL MEXICO			126,973,155
MOROCCO - 0.6%
Materials - 0.6%
Chemicals - 0.6%
OCP SA 3.75% 6/23/2031 (b)		3,820,000	3,430,838
OCP SA 5.125% 6/23/2051 (b)		2,190,000	1,780,032
OCP SA 6.75% 5/2/2034 (b)		2,485,000	2,663,224
OCP SA 6.875% 4/25/2044 (b)		3,920,000	3,991,050
OCP SA 7.5% 5/2/2054 (b)		1,890,000	2,049,818

TOTAL MOROCCO			13,914,962
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (b)		4,305,000	4,231,901
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (b)		1,080,000	1,080,337
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		3,265,000	3,271,122
TOTAL NIGERIA			8,583,360
OMAN - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Lamar Funding Ltd 3.958% 5/7/2025 (b)		4,980,000	4,936,375
PANAMA - 1.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.4%
Sable International Finance Ltd 5.75% 9/7/2027 (b)		5,292,000	5,262,259
Sable International Finance Ltd 7.125% 10/15/2032 (b)		3,625,000	3,632,359
			8,894,618
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		9,720,000	8,902,937
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		5,915,000	5,894,438
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (b)		132,705	132,533
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		2,115,000	1,679,437
TOTAL PANAMA			25,503,963
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		4,185,000	4,149,469
PERU - 0.9%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)		3,128,000	2,801,531
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(f)		4,525,000	4,518,213
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Auna SA 10% 12/15/2029 (b)		2,724,200	2,876,782
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		3,690,000	3,628,193
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		4,595,000	3,962,544
			7,590,737
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)		2,610,000	2,617,829
TOTAL PERU			20,405,092
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		7,065,000	5,777,362
QATAR - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		4,095,000	3,713,633
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
QatarEnergy 1.375% 9/12/2026 (b)		8,475,000	8,030,063
QatarEnergy 2.25% 7/12/2031 (b)		13,045,000	11,479,600
QatarEnergy 3.125% 7/12/2041 (b)		12,920,000	10,237,937
QatarEnergy 3.3% 7/12/2051 (b)		9,635,000	7,214,206
			36,961,806
TOTAL QATAR			40,675,439
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (d)(e)(h)(i)		4,020,000	602,999
SAUDI ARABIA - 4.0%
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		13,705,000	12,169,903
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)		8,175,000	7,799,461
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		10,775,000	9,467,346
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		8,390,000	5,901,862
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		3,270,000	2,183,747
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		13,480,000	12,987,138
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		14,945,000	13,562,588
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		2,280,000	1,969,349
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		1,590,000	1,603,991
			67,645,385
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (e)		2,155,000	2,208,875
Industrials - 0.9%
Construction & Engineering - 0.9%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		1,955,000	2,020,981
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		3,605,000	3,726,669
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		9,650,000	10,223,017
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		2,955,000	3,188,630
			19,159,297
TOTAL SAUDI ARABIA			89,013,557
SOUTH AFRICA - 1.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		8,595,000	5,801,625
Wireless Telecommunication Services - 0.1%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		3,485,000	3,528,736
TOTAL COMMUNICATION SERVICES			9,330,361

Materials - 0.7%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		8,935,000	8,655,782
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	2,101,104
			10,756,886
Metals & Mining - 0.2%
Stillwater Mining Co 4% 11/16/2026 (b)		4,255,000	4,063,525
TOTAL MATERIALS			14,820,411

Utilities - 0.7%
Electric Utilities - 0.7%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		5,840,000	5,927,600
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)		7,180,000	7,186,103
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		2,350,000	2,485,548
			15,599,251
TOTAL SOUTH AFRICA			39,750,023
THAILAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		2,530,000	1,835,843
TURKEY - 0.7%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Vestel Elektronik Sanayi ve Ticaret AS 9.75% 5/15/2029 (b)		3,045,000	3,080,078
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		2,875,000	3,067,266
Industrials - 0.3%
Building Products - 0.3%
Sisecam UK PLC 8.625% 5/2/2032 (b)		5,680,000	5,836,200
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		3,690,000	3,677,316
TOTAL TURKEY			15,660,860
UKRAINE - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 (b)		2,355,000	1,919,325
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)		3,218,138	2,896,324
			4,815,649
Materials - 0.1%
Metals & Mining - 0.1%
Metinvest BV 8.5% 4/23/2026 (e)		1,825,000	1,423,500
TOTAL UKRAINE			6,239,149
UNITED ARAB EMIRATES - 2.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		3,530,000	3,469,990
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		3,139,624	2,782,774
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		10,925,000	9,327,219
			15,579,983
Financials - 1.0%
Financial Services - 1.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		4,430,000	4,374,625
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		2,220,000	2,350,425
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		5,770,000	5,396,509
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		2,925,000	2,882,039
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		3,770,000	3,758,219
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		2,985,000	3,181,443
			21,943,260
Industrials - 0.4%
Transportation Infrastructure - 0.4%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		4,165,000	4,005,855
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		4,230,000	4,221,540
			8,227,395
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)		2,320,000	2,396,270
Utilities - 0.6%
Multi-Utilities - 0.6%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		4,655,000	3,960,381
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		2,970,000	2,986,246
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		3,320,000	3,372,921
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		2,020,000	2,080,983
			12,400,531
TOTAL UNITED ARAB EMIRATES			60,547,439
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(d)(h)		5,060,000	725,401
UNITED STATES - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		3,595,000	3,567,930
VENEZUELA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos de Venezuela SA 12.75% (b)(d)		1,258,333	145,338
Petroleos de Venezuela SA 5.375% (d)(e)		4,800,000	451,200
Petroleos de Venezuela SA 5.5% (d)(e)		315,000	30,555
Petroleos de Venezuela SA 6% (b)(d)		11,650,000	1,118,400
Petroleos de Venezuela SA 6% (b)(d)		9,300,000	883,500
Petroleos de Venezuela SA 9.75% (b)(d)		1,265,000	145,475

TOTAL VENEZUELA			2,774,468
VIETNAM - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		4,258,568	4,121,762
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,047,652,634)			980,476,212

Preferred Securities - 3.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (e)(j)	4,346,000	4,482,067
Financials - 0.3%
Banks - 0.3%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(f)(j)(k)	6,055,000	6,390,409
TOTAL BRAZIL		10,872,476
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (b)(f)(j)	2,755,000	2,802,289
Banco de Credito e Inversiones SA 8.75% (b)(f)(j)	2,785,000	3,026,153
Banco del Estado de Chile 7.95% (b)(f)(j)	2,485,000	2,746,762

TOTAL CHILE		8,575,204
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (e)(f)(j)	6,695,000	6,476,578
INDIA - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Network i2i Ltd 3.975% (b)(f)(j)	2,535,000	2,490,404
Network i2i Ltd 5.65% (b)(f)(j)	6,088,000	6,232,826

TOTAL INDIA		8,723,230
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(f)(j)	2,490,000	2,385,222
MEXICO - 1.3%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(f)(j)	7,260,000	7,420,503
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(f)	2,615,000	2,501,898
BBVA Bancomer SA/Texas 5.35% 11/12/2029 (b)(f)	1,950,000	1,973,411
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(f)	2,930,000	3,258,744
		15,154,556
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV 5.125% (b)(f)(j)	8,855,000	8,727,619
Cemex SAB de CV 9.125% (b)(f)(j)	3,615,000	4,039,170
		12,766,789
TOTAL MEXICO		27,921,345
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 6.95% (d)(e)(f)(h)(i)(j)	982,000	49,099
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(f)(h)(i)(j)	2,960,000	148,000

TOTAL RUSSIA		197,099
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(f)(j)	6,000,000	6,081,000
TOTAL PREFERRED SECURITIES (Cost $72,678,638)		71,232,154

U.S. Treasury Obligations - 5.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	43,234,000	33,859,315
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	12,764,270
US Treasury Bonds 3.625% 2/15/2053	3.69 to 5.06	29,500,000	26,824,258
US Treasury Notes 2.875% 5/15/2032 (m)	2.91 to 2.95	10,848,000	10,253,903
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,402,240
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	2,007,163
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,911,427
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,851,821
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	4,055,735
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,118,918)			111,930,132

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $47,461,554)	4.89	47,452,555	47,462,046

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,350,830,805)	2,206,169,179
NET OTHER ASSETS (LIABILITIES) - 0.2%	3,700,173
NET ASSETS - 100.0%	2,209,869,352

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	508	Dec 2024	58,054,875	(104,135)	(104,135)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
UYU	-	Uruguay Peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,420,750,777 or 64.4% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing - Security is in default.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $72,013,354 or 3.0% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)	Non-income producing
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,068,114.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	36,533,365	397,273,958	386,346,261	1,450,481	984	-	47,462,046	0.1%
Total	36,533,365	397,273,958	386,346,261	1,450,481	984	-	47,462,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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